Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Net income	$ 96.3	$ 111.4
Other Comprehensive Income:
Foreign currency translation adjustments	(63.8)	36.6
Change in fair value of derivative financial instruments, net of tax	(2.1)	(9.2)
Change in fair value of investment securities, net of tax	0.6	0
Post-retirement and pension liability adjustments, net of tax	0	(0.1)
Other Comprehensive Income (Loss), Net of Tax	(65.3)	27.3
Comprehensive income	31.0	138.7
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	(1.1)	(4.6)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	0.3	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 0	$ 0